UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    KS Management Corp.

Address: 11 West 42nd Street, 30th Floor
         New York, New York 10036

13F File Number: 28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jack Swain
Title:   Chief Investment Officer/Chief Compliance Officer
Phone:   (212) 764-3500


Signature, Place and Date of Signing:

/s/ Jack Swain                    New York, New York          February 11, 2008
-----------------------       -------------------------    ---------------------

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       60

Form 13F Information Table Value Total:    $109,532
                                           (thousands)


List of Other Included Managers:

028-12162                         KS Capital Partners, L.P.

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                 TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP        (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                   --------        -----        --------  -------   --- ----  ----------  --------  ----  ------  ----
ALLIANCE DATA SYSTEMS CORP       COM             018581108    1243       16575    SH        DEFINED     1         X
ALLIANCE DATA SYSTEMS CORP       COM             018581108    1194       15925    SH        SOLE                  X
AMERICAN FINL RLTY TR            COM             02607P305    1299      162000    SH        DEFINED     1         X
AMERICAN FINL RLTY TR            COM             02607P305    1107      138000    SH        SOLE                  X
ALABAMA NATL BANCORP DELA        COM             010317105    1274       16371    SH        DEFINED     1         X
ALABAMA NATL BANCORP DELA        COM             010317105    1224       15729    SH        SOLE                  X
ALFA CORP                        COM             015385107    4411      203545    SH        DEFINED     1         X
ALFA CORP                        COM             015385107    4238      195562    SH        SOLE                  X
ADAMS RESPIRATORY THERAPEUTI     COM             00635P107    1715       28713    SH        DEFINED     1         X
ADAMS RESPIRATORY THERAPEUTI     COM             00635P107    1648       27587    SH        SOLE                  X
ASPREVA PHARMACEUTICALS CORP     COM             04538T109    2733      105110    SH        DEFINED     1         X
ASPREVA PHARMACEUTICALS CORP     COM             04538T109    2376       91390    SH        SOLE                  X
BCE INC                          COM NEW         05534B760    5468      137649    SH        DEFINED     1         X
BCE INC                          COM NEW         05534B760    5253      132251    SH        SOLE                  X
BEA SYS INC                      COM             073325102    1006       63750    SH        DEFINED     1         X
BEA SYS INC                      COM             073325102     967       61250    SH        SOLE                  X
CALIFORNIA COASTAL CMNTYS IN     COM NEW         129915203     690      117325    SH        DEFINED     1         X
CALIFORNIA COASTAL CMNTYS IN     COM NEW         129915203     663      112763    SH        SOLE                  X
CLEAR CHANNEL COMMUNICATIONS     COM             184502102    1482       42942    SH        DEFINED     1         X
CLEAR CHANNEL COMMUNICATIONS     COM             184502102    1424       41258    SH        SOLE                  X
COGNOS INC                       COM             19244C109    2546       44217    SH        DEFINED     1         X
COGNOS INC                       COM             19244C109    2446       42483    SH        SOLE                  X
FIRST IND CORP                   COM             32054R108    2529       79042    SH        DEFINED     1         X
FIRST IND CORP                   COM             32054R108    2167       67714    SH        SOLE                  X
GENESCO INC                      COM             371532102     774       20464    SH        DEFINED     1         X
GENESCO INC                      COM             371532102     829       21936    SH        SOLE                  X
GENLYTE GROUP INC                COM             372302109    2596       27266    SH        DEFINED     1         X
GENLYTE GROUP INC                COM             372302109    2445       25687    SH        SOLE                  X
HARRAHS ENTMT INC                COM             413619107    3381       38097    SH        DEFINED     1         X
HARRAHS ENTMT INC                COM             413619107    3249       36603    SH        SOLE                  X
HUNTSMAN CORP                    COM             447011107    1291       50235    SH        DEFINED     1         X
HUNTSMAN CORP                    COM             447011107    1240       48265    SH        SOLE                  X
KAISER ALUMINUM CORP             COM PAR $0.01   483007704     471        5923    SH        DEFINED     1         X
KAISER ALUMINUM CORP             COM PAR $0.01   483007704     387        4865    SH        SOLE                  X
LORAL SPACE & COMMUNICATNS L     COM             543881106    1118       32641    SH        DEFINED     1         X
LORAL SPACE & COMMUNICATNS L     COM             543881106    1074       31361    SH        SOLE                  X
NAVTEQ CORP                      COM             63936L100    5093       67371    SH        DEFINED     1         X
NAVTEQ CORP                      COM             63936L100    4894       64729    SH        SOLE                  X
NORTHWESTERN CORP                COM NEW         668074305    2245       76092    SH        DEFINED     1         X
NORTHWESTERN CORP                COM NEW         668074305    2157       73108    SH        SOLE                  X
OWENS CORNING NEW                COM             690742101     621       30702    SH        DEFINED     1         X
OWENS CORNING NEW                COM             690742101     589       29106    SH        SOLE                  X
PORTLAND GEN ELEC CO             COM NEW         736508847     687       24720    SH        DEFINED     1         X
PORTLAND GEN ELEC CO             COM NEW         736508847     660       23751    SH        SOLE                  X
PRIMEWEST ENERGY TR              TR UNIT NEW     741930309    3515      130350    SH        DEFINED     1         X
PRIMEWEST ENERGY TR              TR UNIT NEW     741930309    2876      106650    SH        SOLE                  X
RURAL CELLULAR CORP              CL A            781904107    2899       65758    SH        DEFINED     1         X
RURAL CELLULAR CORP              CL A            781904107    2786       63179    SH        SOLE                  X
THERMADYNE HLDGS CORP NEW        COM PAR $0.01   883435307     239       20817    SH        DEFINED     1         X
THERMADYNE HLDGS CORP NEW        COM PAR $0.01   883435307     196       17032    SH        SOLE                  X
SUNCOM WIRELESS HLDGS INC        CL A NEW        86722Q207    1306       48960    SH        DEFINED     1         X
SUNCOM WIRELESS HLDGS INC        CL A NEW        86722Q207    1255       47040    SH        SOLE                  X
TRANE INC                        COM             892893108    1963       42024    SH        DEFINED     1         X
TRANE INC                        COM             892893108    1886       40376    SH        SOLE                  X
TIME WARNER INC                  COM             887317105     927       33592    SH        DEFINED     1         X
TIME WARNER INC                  COM             887317105     891       32274    SH        SOLE                  X
UAP HLDG CORP                    COM             903441103     787       20400    SH        DEFINED     1         X
UAP HLDG CORP                    COM             903441103     757       19600    SH        SOLE                  X
USA MOBILITY INC                 COM             90341G103     184       12862    SH        DEFINED     1         X
USA MOBILITY INC                 COM             90341G103     161       11292    SH        SOLE                  X



SK 00649 0004 852736